UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Blue Creek Investment Partners, LLC.
Address: 100 Church Street
         Suite 500
         Huntsville, AL 35801

13F File Number:  28-12097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alan L. Bagwell
Title:     Principal
Phone:     205-704-0505

Signature, Place, and Date of Signing:

     /s/ Alan L. Bagwell     Huntsville, AL    February 4, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    32

Form13F Information Table Value Total:    $37,642(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              G1150G111     1635    49848 SH       Sole                    41333              8515
AGRIUM INC                     COM              008916108     1019    29846 SH       Sole                    24851              4995
AIRGAS INC                     COM              009363102      883    22657 SH       Sole                    18812              3845
ALTERA CORP                    COM              021441100     1383    82756 SH       Sole                    68162             14594
BECTON,DICKINSON AND CO.       COM              075887109     1101    16096 SH       Sole                    13249              2847
BIO-RAD LABS                   COM              090572207     1307    17353 SH       Sole                    14365              2988
CELGENE CORP                   COM              151020104      974    17615 SH       Sole                    14406              3209
CF INDUSTRIES HOLDINGS INC     COM              125269100      713    14502 SH       Sole                    11966              2536
COVANCE INC                    COM              222816100      747    16221 SH       Sole                    13278              2943
CUMMINS INC                    COM              231021106      839    31371 SH       Sole                    25947              5424
DOVER CP                       COM              260003108      898    27283 SH       Sole                    22656              4627
GENCO SHIPPING & TRADING LTD   COM              Y2685T107      449    30347 SH       Sole                    25137              5210
GENENTECH INC                  COM              368710406     2742    33068 SH       Sole                    28309              4759
GILEAD SCIENCES INC            COM              375558103     1454    28441 SH       Sole                    23020              5421
GLOBAL PAYMENTS INC            COM              37940X102     1089    33204 SH       Sole                    27442              5762
HUDSON CITY BANCORP INC        COM              443683107      901    56466 SH       Sole                    46509              9957
JOY GLOBAL INC COM             COM              481165108      435    19016 SH       Sole                    15692              3324
LINCOLN ELECTRIC HOLDINGS INC  COM              533900106      847    16632 SH       Sole                    13792              2840
NATL INSTRUMENTS CORP          COM              636518102     1983    81404 SH       Sole                    67624             13780
NATL OILWELL VARCO             COM              637071101      599    24519 SH       Sole                    20004              4515
NIKE INC                       COM              654106103     1501    29438 SH       Sole                    24040              5398
ORACLE CORP COM                COM              68389X105     2242   126455 SH       Sole                   105331             21124
ORBITAL SCIENCES CORP COM      COM              685564106      495    25326 SH       Sole                    25326
ROSS STORES                    COM              778296103     1113    37441 SH       Sole                    31031              6410
SCHWAB CHARLES CP NEW COM      COM              808513105     1165    72074 SH       Sole                    59827             12247
SYBASE INC                     COM              871130100     1951    78761 SH       Sole                    65582             13179
TEVA PHARMACEUTCL INDS ADR     COM              881624209      975    22894 SH       Sole                    18343              4551
TRACTOR SUPPLY COMPANY         COM              892356106     1143    31623 SH       Sole                    25870              5753
TRANSOCEAN LTD ZUG NAMEN-AKT   COM              H8817H100      821    17367 SH       Sole                    14454              2913
VALMONT INDUSTRIES             COM              920253101     1256    20475 SH       Sole                    16911              3564
W W GRAINGER INC               COM              384802104     1297    16449 SH       Sole                    13504              2945
XILINX INC                     COM              983919101     1686    94640 SH       Sole                    78943             15697